Offerings - Offering: 1	Apr. 16, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares
Amount Registered | shares	150,548
Proposed Maximum Offering Price per Unit	19.675
Maximum Aggregate Offering Price	$ 2,962,031.90
Fee Rate	0.01531%
Amount of Registration Fee	$ 453.49
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement on Form S-8 (the "Registration Statement") shall also cover any additional shares of the Ordinary shares, 0.01 Euro nominal value per share, of the Registrant (the "Ordinary Shares") that become issuable under the inducement performance-based restricted stock unit awards referenced in the Registration Statement by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the receipt of consideration that increases the number of the Registrant's outstanding Ordinary Shares. This Registration Statement covers 150,548 Ordinary Shares, which are issuable pursuant to inducement performance-based restricted stock unit awards made pursuant to and in accordance with the employment inducement exception under New York Stock Exchange Listed Company Manual Rule 303A.08. Estimated in accordance with Rule 457(c) and (h) under the Securities Act solely for the purpose of calculating the registration fee on the basis of $19.675 per share, the average of the high and low prices of the Registrant's common stock as reported on the New York Stock Exchange on April 14, 2025, which date is within five business days prior to the filing of this Registration Statement.